Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Tax	$ 0	$ 0	$ 0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During the Period, Tax	0	0	(283)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Tax	0	(656)	(5)
Other Comprehensive Income (Loss), Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service (Cost) Credit, Tax	0	0	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	0	(228)	(25)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	$ 0	$ 228	$ 14